GEOGRAPHIC SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Disclosure of geographical segments

	Note				2017
(US $ millions)		North America	Europe	Unallocated	Total
Sales		$1,747	$430	$—	$2,177
EBITDA(1)		627	39	(10)	656
Depreciation and amortization	5, 6	94	13	—	107
Additions to property, plant and equipment	5	142	111	—	253
Property, plant and equipment	5	1,168	253	—	1,421
					2016
(US $ millions)		North America	Europe	Unallocated	Total
Sales		$1,361	$405	$—	$1,766
EBITDA(1)		363	41	(14)	390
Depreciation and amortization	5, 6	80	14	—	94
Additions to property, plant and equipment	5	60	41	—	101
Property, plant and equipment	5	1,126	136	—	1,262
 (1) EBITDA is a non-IFRS financial measure, which the Company uses to assess segment performance and operating results. The Company defines EBITDA as earnings before finance costs, income tax, depreciation and amortization. Non-IFRS financial measures do not have any standardized meaning prescribed by IFRS and are therefore unlikely to be comparable to similar measures presented by other companies.